                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-10371

                             Lord Abbett Blend Trust
                             -----------------------
               (Exact name of registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 7/31

Date of reporting period: 7/31/2004

ITEM 1:   REPORT TO SHAREHOLDERS.

[LORD ABBETT LOGO]

2004
 ANNUAL
   REPORT

LORD ABBETT
   SMALL-CAP BLEND FUND


FOR THE YEAR ENDED JULY 31, 2004

--------------------------------------------------------------------------------
LORD ABBETT SMALL-CAP BLEND FUND
ANNUAL REPORT
FOR THE FISCAL YEAR ENDED JULY 31, 2004

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Lord Abbett Small-Cap Blend Fund's (the Fund) strategies and performance for the fiscal year ended July 31, 2004. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q:  WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: The U.S. economy continued to show signs of improvement early in the fiscal year as domestic growth prospects and corporate profits improved. Further evidence of an economic recovery sparked the equity markets. Specifically, gross domestic product (GDP) numbers showed that the U.S. economy expanded by an impressive 8.2% annualized rate in the third quarter of 2003. This was well ahead of expectations. In addition, productivity data, an important gauge for inflation, remained strong. However, while major indices advanced early in the third quarter, concerns over the viability of future growth grew as the summer of 2003 ended.

    The employment report for October 2003 showed an increase of 126,000 jobs. While the unemployment rate dropped to 5.6% in January of 2004, the data also showed lower-than-expected job creation in December 2003 and January 2004. GDP grew at a 4% annual pace in the fourth quarter of 2003, and although this was slightly below expectations, the data continued to support expectations for an improving economy. Furthermore, in the face of a strengthening equity market, debates over the direction of interest rates intensified.

    The U.S. economy continued to strengthen in the first half of calendar 2004, largely due to strong consumer and capital spending. Corporate profits rose, triggered by a rise in industrial production. In January and February, inflation and short-term interest rates remained stable. However, somewhat disappointing employment reports and higher energy prices weighed on consumer sentiment. In March and April, the U.S. housing market remained strong and there were improvements in durable goods spending. But, retail sales dropped 0.5% in April after a 2% gain in March.

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    Beginning in April and continuing through July, unemployment stabilized. The
Producer Price Index (PPI) rose 0.1% in July, seasonally adjusted, after a decrease of 0.3% in June and a 0.8% rise in May. (The PPI measures wholesale prices of goods, i.e. before they are sold through retailers. It is sometimes used to predict movements in the Consumer Price Index, which is a measure of retail prices and is commonly used as a measure of inflation.) Equity prices, as measured by the S&P 500 Index, were roughly flat in April, May and June. On June 30, the Fed raised its fed funds rate from 1% to 1.25% and stocks responded positively to the widely expected Fed action. (The fed funds rate is the rate at which banks lend to each other overnight.)

    However, equity prices declined slightly in July, as investors continued to respond to uncertainties surrounding future interest-rate hikes, the continued war in Iraq, the upcoming presidential election and record-high energy prices.

Q:  HOW DID THE FUND PERFORM OVER THE FISCAL YEAR ENDED JULY 31, 2004?

A: For the fiscal year ended July 31, 2004, the Fund returned 25.0%, reflecting performance at the Net Asset Value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Russell 2000(R) Index,(1) which returned 17.1% over the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions are 1 Year: 17.81% and Since Inception (6/26/01): 10.76%.

    PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q:  WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Strong stock selection within the healthcare sector was the greatest positive contributor to the Fund's performance relative to the Russell 2000(R) Index for the fiscal year ended July 31, 2004. The best performer in the sector, a company that specializes in drug delivery systems, did exceptionally well as its pipeline for new products was recognized by investors. In addition, the

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Fund was helped by a number of holdings in medical device manufacturers due to strategic investing prior to the release of new products.

    Within the technology sector, stock selection also boosted the Fund's performance. The holding with the largest gains, a company that makes sensors for vehicle stability systems, benefited from a large new contract with a major automobile manufacturer. Another strong holding, a company that makes internet content filtering software, took advantage of a growing desire among employers to manage their employees' access to non-business related internet websites in the workplace.

    Stock selection and an underweight position within the materials and processing sector detracted from Fund performance because of the portfolio's lack of heavy industrial holdings, such as steel and aluminum companies, which performed well during the period. This sector includes companies that extract or process raw materials. Also, stock selection within the other energy sector detracted from performance as two holdings suffered from company-specific accounting issues.

    THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

    THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND, INCLUDING THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES, THAT YOU SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON THIS FUND OR ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the Fund's management and the portfolio holdings described in this report are as of July 31, 2004; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's Prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

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INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 2000(R) Index (the "Index") assuming reinvestment of all distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                        THE FUND (CLASS A SHARES)       THE FUND (CLASS A SHARES)
                        AT NET ASSET VALUE              AT MAXIMUM OFFERING PRICE(1)    RUSSELL 2000(R) INDEX(2)
June 26, 2001                 $  10,000                         $   9,425                       $  10,000
Jul-2001                      $  10,388                         $   9,791                       $   9,459
2002                          $   9,130                         $   8,605                       $   7,760
2003                          $  11,646                         $  10,977                       $   9,554
2004                          $  14,553                         $  13,716                       $  11,183

                              FISCAL YEAR-END 7/31
                AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
                 SALES CHARGE FOR THE PERIOD ENDED JULY 31, 2004

                      1 YEAR     LIFE OF CLASS
CLASS A(3)            17.81%        10.76%
CLASS B(4)            20.19%        11.42%
CLASS C(5)            24.18%        12.19%
CLASS P(6)            24.97%        12.95%
CLASS Y(7)            25.45%        13.15%

(1) Reflects the deduction of the maximum initial sales charge of 5.75%.
(2) Performance of the unmanaged Index does not reflect transaction costs, management fees or sales charges. The performance of the Index is not necessarily representative of the Fund's performance. Performance shown for the Index begins on June 30, 2001.
(3) Performance is calculated from June 26, 2001, SEC effective date. Class A shares were first offered to the public on July 2, 2001. Total return, which is the percent change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A Shares, with all distributions reinvested for the periods shown ended July 31, 2004, is calculated using the SEC-required uniform method to compute such return.
(4) Performance is calculated from June 26, 2001, SEC effective date. Class B shares were first offered to the public on July 2, 2001. Performance reflects the deduction of a CDSC of 4% for 1 year and 3% for the life of the class.
(5) Performance is calculated from June 26, 2001, SEC effective date. Class C shares were first offered to the public on July 2, 2001. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.
(6) Performance is calculated from June 26, 2001, SEC effective date. Class P shares were first offered to the public on July 2, 2001. Performance is at net asset value.
(7) Performance is calculated from June 26, 2001, SEC effective date. Class Y shares were first offered to the public on July 2, 2001. Performance is at net asset value.

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EXPENSE EXAMPLE

    As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2004 through July 31, 2004).

ACTUAL EXPENSES

    For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 2/1/04 - 7/31/04" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              BEGINNING          ENDING          EXPENSES
                                               ACCOUNT          ACCOUNT         PAID DURING
                                                VALUE            VALUE          THE PERIOD+
                                             ------------     ------------     ------------
                                                                                  2/1/04 -
                                                2/1/04          7/31/04           7/31/04
                                             ------------     ------------     ------------
CLASS A
Actual                                       $   1,000.00     $   1,000.70     $       7.91
Hypothetical (5% Return Before Expenses)     $   1,000.00     $   1,016.96     $       7.98

CLASS B
Actual                                       $   1,000.00     $     997.20     $      11.09
Hypothetical (5% Return Before Expenses)     $   1,000.00     $   1,013.76     $      11.18

CLASS C
Actual                                       $   1,000.00     $     997.20     $      11.09
Hypothetical (5% Return Before Expenses)     $   1,000.00     $   1,013.76     $      11.18

CLASS P
Actual                                       $   1,000.00     $   1,000.00     $       8.35
Hypothetical (5% Return Before Expenses)     $   1,000.00     $   1,016.51     $       8.42

CLASS Y
Actual                                       $   1,000.00     $   1,002.10     $       6.11
Hypothetical (5% Return Before Expenses)     $   1,000.00     $   1,018.76     $       6.17

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.59% for Class A, 2.23% for Class B, 2.23% for Class C, 1.68% for Class P and 1.23% for Class Y) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
JULY 31, 2004

SECTOR                                %*
Auto & Transportation               5.55%
Consumer Discretionary             25.98%
Consumer Staples                    2.58%
Financial Services                 12.54%
Healthcare                         22.03%
Materials & Processing              5.06%
Other Energy                        5.42%
Producer Durables                  10.21%
Technology                          6.97%
Short-Term Investments              3.66%
Total                             100.00%

* Represents percent of total investments.

SCHEDULE OF INVESTMENTS
JULY 31, 2004

                                                                         VALUE
INVESTMENTS                                               SHARES         (000)
------------------------------------------------------------------------------
COMMON STOCKS 93.80%

AIR TRANSPORTATION 2.02%
Pinnacle Airlines Corp.*                                 560,741  $      5,613
                                                                  ------------

AUTO COMPONENTS 1.69%
Wabash National Corp.*                                   162,650         4,697
                                                                  ------------

AUTO PARTS: AFTER MARKET 0.91%
Aftermarket Technology
Corp.*                                                   168,750         2,530
                                                                  ------------

BANKS: OUTSIDE NEW YORK CITY 0.77%
Hanmi Financial Corp.                                     73,579         2,134
                                                                  ------------

BIOTECHNOLOGY RESEARCH &
PRODUCTION 2.22%
Discovery Partners Int'l.,
Inc.*                                                    401,300         1,938
Enzon
Pharmaceuticals, Inc.*                                   341,300         4,236
                                                                  ------------
TOTAL                                                                    6,174
                                                                  ------------

BUILDING: HEATING & PLUMBING 0.83%
Aaon, Inc.*                                              127,972         2,304
                                                                  ------------

BUILDING: MATERIALS 1.68%
Watsco, Inc.                                             159,250         4,657
                                                                  ------------

BUILDING: ROOFING & WALLBOARD 1.96%
ElkCorp                                                  249,400         5,444
                                                                  ------------

COMMUNICATIONS & MEDIA 0.45%
Entravision Communications
Corp.*                                                   176,100         1,245
                                                                  ------------

COMPUTER SERVICES SOFTWARE &
SYSTEMS 3.46%
Aspen Technology, Inc.*                                  235,300         1,395
Callidus Software, Inc.*                                  15,782            58
Hummingbird Ltd.*(a)                                      29,087           618
Websense, Inc.*                                          197,400         7,539
                                                                  ------------
TOTAL                                                                    9,610
                                                                  ------------

COMPUTER TECHNOLOGY 3.12%
Stratasys, Inc.*                                         169,478  $      4,447
Western Digital Corp.*                                   603,900         4,234
                                                                  ------------
TOTAL                                                                    8,681
                                                                  ------------

CONSTRUCTION 0.46%
Modtech Holdings, Inc.*                                  157,999         1,281
                                                                  ------------

CONSUMER ELECTRONICS 6.66%
LoJack Corp.*                                            397,281         3,758
Take-Two Interactive
Software, Inc.*                                          322,600        10,104
Universal Electronics, Inc.*                             268,321         4,647
                                                                  ------------
TOTAL                                                                   18,509
                                                                  ------------

DIVERSIFIED FINANCIAL SERVICES 1.36%
U.S.I. Holdings Corp.*                                   270,339         3,785
                                                                  ------------

DRUGS & PHARMACEUTICALS 3.14%
Bentley Pharmaceuticals,
Inc.*                                                    187,000         2,197
Bradley Pharmaceuticals,
Inc.*                                                    152,500         3,590
Par Pharmaceutical Cos.,
Inc.*                                                     78,400         2,951
                                                                  ------------
TOTAL                                                                    8,738
                                                                  ------------

ELECTRICAL & ELECTRONICS 0.20%
Pemstar, Inc.*                                           254,499           560
                                                                  ------------

ELECTRONICS: INSTRUMENTS GAUGES &
METERS 0.89%
Measurement Specialties,
Inc.*                                                    115,200         2,473
                                                                  ------------

ELECTRONICS: MEDICAL SYSTEMS 3.02%
Analogic Corp.                                           130,647         5,427
TriPath Imaging, Inc.*                                   351,900         2,956
                                                                  ------------
TOTAL                                                                    8,383
                                                                  ------------

ENTERTAINMENT 1.18%
Alliance Gaming Corp.*                                   230,700         3,283
                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JULY 31, 2004

                                                                         VALUE
INVESTMENTS                                               SHARES         (000)
------------------------------------------------------------------------------
FOODS 2.51%
Hain Celestial Group, Inc.*                              148,000  $      2,447
J & J Snack Foods Corp.*                                 123,639         4,541
                                                                  ------------
TOTAL                                                                    6,988
                                                                  ------------

HEALTH & PERSONAL CARE 2.51%
Matria Healthcare, Inc.*                                 148,400         3,710
VistaCare, Inc.*                                         177,100         3,269
                                                                  ------------
TOTAL                                                                    6,979
                                                                  ------------

HEALTHCARE FACILITIES 1.45%
Icon plc ADR*                                             39,440         1,457
LCA-Vision, Inc.*                                         98,659         2,574
                                                                  ------------
TOTAL                                                                    4,031
                                                                  ------------

HOMEBUILDING 4.32%
Centex Corp.                                             112,400         4,768
Ryland Group, Inc.                                        93,700         7,254
                                                                  ------------
TOTAL                                                                   12,022
                                                                  ------------

HOUSEHOLD FURNISHINGS 1.59%
Select Comfort Corp.*                                    216,345         4,420
                                                                  ------------

IDENTIFICATION CONTROL & FILTER
DEVICES 1.29%
X-Rite, Inc.                                             239,147         3,573
                                                                  ------------

INSURANCE: MULTI-LINE 3.22%
Hilb, Rogal & Hobbs Co.                                  266,100         8,938
                                                                  ------------

INSURANCE: PROPERTY-CASUALTY 4.80%
HCC Insurance
Holdings, Inc.                                           235,200         7,126
Ohio Casualty Corp.*                                     332,392         6,216
                                                                  ------------
TOTAL                                                                   13,342
                                                                  ------------

MACHINERY: INDUSTRIAL/SPECIALTY 2.51%
Actuant Corp. Class A*                                   191,600         6,986
                                                                  ------------

MACHINERY: OIL WELL EQUIPMENT &
SERVICES 2.77%
Key Energy Services, Inc.*                               137,600  $      1,387
Pride International, Inc.*                               351,100         6,320
                                                                  ------------
TOTAL                                                                    7,707
                                                                  ------------

MACHINERY: SPECIALTY 0.93%
Helix Technology Corp.                                   178,757         2,581
                                                                  ------------

MEDICAL & DENTAL INSTRUMENTS &
SUPPLIES 8.30%
Bio-Rad Laboratories, Inc.*                               63,600         3,333
Biosite Diagnostics, Inc.*                                57,066         2,522
ICU Medical, Inc.*                                       179,848         5,000
Merit Medical Systems, Inc.*                             227,620         3,842
SurModics, Inc.*                                         181,882         4,351
Theragenics Corp.*                                       970,800         4,038
                                                                  ------------
TOTAL                                                                   23,086
                                                                  ------------

MEDICAL SERVICES 0.81%
Option Care, Inc.                                        131,595         2,244
                                                                  ------------

OIL: CRUDE PRODUCERS 2.51%
Grey Wolf, Inc.*                                       1,550,700         6,963
                                                                  ------------

RADIO & TV BROADCASTERS 2.01%
Regent
Communications, Inc.*                                    967,431         5,592
                                                                  ------------

REAL ESTATE INVESTMENT TRUSTS 0.31%
La Quinta Corp.*                                         111,900           857
                                                                  ------------

RENTAL & LEASING SERVICES:
CONSUMER 0.79%
Dollar Thrifty Automotive
Group, Inc.*                                              91,700         2,209
                                                                  ------------

RESTAURANTS 3.11%
Dave & Buster's, Inc.*                                   292,200         4,979
Lone Star Steakhouse &
Saloon, Inc.                                             151,781         3,679
                                                                  ------------
TOTAL                                                                    8,658
                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
JULY 31, 2004

                                                                         VALUE
INVESTMENTS                                               SHARES         (000)
------------------------------------------------------------------------------
RETAIL 4.16%
Fred's, Inc.                                             192,100  $      3,468
Global Imaging Systems,
Inc.*                                                    220,210         6,679
Goody's Family Clothing,
Inc.                                                     162,883         1,420
                                                                  ------------
TOTAL                                                                   11,567
                                                                  ------------

SAVINGS & LOAN 1.76%
Brookline Bancorp, Inc.                                  342,965         4,880
                                                                  ------------

SERVICES: COMMERCIAL 5.05%
Clean Harbors, Inc.*                                       2,485            24
First Consulting Group,
Inc.*                                                    793,303         4,292
SM&A*(b)                                               1,214,515         9,728
                                                                  ------------
TOTAL                                                                   14,044
                                                                  ------------

TRANSPORTATION MISCELLANEOUS 0.79%
Vitran Corp, Inc.*(a)                                    136,300         2,193
                                                                  ------------

WHOLESALERS 0.28%
Brightpoint, Inc.*                                        59,200           787
                                                                  ------------

TOTAL COMMON STOCKS
(cost $250,969,277)                                                    260,748
                                                                  ============

                                                       PRINCIPAL
                                                          AMOUNT         VALUE
INVESTMENTS                                                (000)         (000)
------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 3.56%

REPURCHASE AGREEMENT 3.56%
Repurchase Agreement
dated 7/30/2004,
1.20% due 8/2/2004
with State Street
Bank & Trust Co.
collateralized by
$10,160,000 of Federal
Home Loan Bank
at 1.95% due 4/2/2018;
value: $10,109,200;
proceeds: $9,909,457
(cost $9,908,466)                                   $      9,908  $      9,908
                                                                  ------------
TOTAL INVESTMENTS IN
SECURITIES 97.36%
(cost $260,877,743)                                                    270,656
                                                                  ============
OTHER ASSETS IN EXCESS OF
LIABILITIES 2.64%                                                        7,339
                                                                  ------------
NET ASSETS 100.00%                                                $    277,995
                                                                  ============

 *   Non-income producing security.
(a)  Foreign security traded in U.S. dollars.
(b) Affiliated issuer (holding represents 5% or more of the underlying issuer's outstanding voting shares). See Note 10.
ADR  American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2004

ASSETS:
   Investments in unaffiliated issuers, at
     value (cost $249,187,174)                                   $   260,927,284
   Investment in affiliated issuer, at value
     (cost $11,690,569)                                                9,728,265
   Cash                                                                  144,360
   Receivables:
     Interest and dividends                                              130,975
     Investment securities sold                                        6,139,455
     Capital shares sold                                               3,132,923
   Prepaid expenses and other assets                                      47,570
--------------------------------------------------------------------------------
   TOTAL ASSETS                                                      280,250,832
--------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                   1,254,961
     Capital shares reacquired                                           465,487
     Management fee                                                      175,089
     12b-1 distribution fees                                             164,161
     Fund administration                                                  20,325
     Trustees' fees                                                          329
   Accrued expenses and other liabilities                                175,384
--------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                   2,255,736
================================================================================
NET ASSETS                                                       $   277,995,096
================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                  $   238,040,342
Accumulated net investment loss                                             (329)
Accumulated net realized gain on investments                          30,177,277
Net unrealized appreciation on investments                             9,777,806
--------------------------------------------------------------------------------
NET ASSETS                                                       $   277,995,096
================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                   $   162,650,324
Class B Shares                                                   $    45,384,111
Class C Shares                                                   $    64,447,203
Class P Shares                                                   $       218,150
Class Y Shares                                                   $     5,295,308
OUTSTANDING SHARES BY CLASS
   (UNLIMITED NUMBER OF AUTHORIZED SHARES OF
   BENEFICIAL INTEREST):
Class A Shares                                                        11,318,588
Class B Shares                                                         3,206,454
Class C Shares                                                         4,556,608
Class P Shares                                                            15,124
Class Y Shares                                                           366,399
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                   $         14.37
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)                  $         15.25
Class B Shares-Net asset value                                   $         14.15
Class C Shares-Net asset value                                   $         14.14
Class P Shares-Net asset value                                   $         14.42
Class Y Shares-Net asset value                                   $         14.45
================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2004

INVESTMENT INCOME:
Dividends                                                        $       740,930
Interest                                                                  98,147
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  839,077
--------------------------------------------------------------------------------
EXPENSES:
Management fee                                                         1,481,358
12b-1 distribution plan-Class A                                          418,535
12b-1 distribution plan-Class B                                          352,976
12b-1 distribution plan-Class C                                          440,657
12b-1 distribution plan-Class P                                               66
Shareholder servicing                                                    563,168
Professional                                                              45,550
Reports to shareholders                                                   65,000
Fund administration                                                       79,006
Custody                                                                   41,151
Trustees' fees                                                             3,546
Registration                                                              57,750
--------------------------------------------------------------------------------
Gross expenses                                                         3,548,763
   Expense reductions                                                     (2,148)
--------------------------------------------------------------------------------
NET EXPENSES                                                           3,546,615
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                   (2,707,538)
================================================================================
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in unaffiliated issuers              36,226,172
Net realized gain on investment in affiliated issuer                      34,112
Net change in unrealized appreciation/depreciation on
   investments                                                        (2,171,628)
================================================================================
NET REALIZED AND UNREALIZED GAIN                                      34,088,656
================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $    31,381,118
================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                              FOR THE YEAR ENDED   FOR THE YEAR ENDED
INCREASE IN NET ASSETS                                             JULY 31, 2004        JULY 31, 2003
OPERATIONS:
Net investment loss                                           $       (2,707,538)  $       (1,057,157)
Net realized gain on investments                                      36,260,284                9,303
Net change in unrealized appreciation/depreciation on
   investments                                                        (2,171,628)          21,299,623
-----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  31,381,118           20,251,769
=====================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain
   Class A                                                            (1,707,862)                   -
   Class B                                                              (450,381)                   -
   Class C                                                              (548,153)                   -
   Class P                                                                   (25)                   -
   Class Y                                                               (73,076)                   -
-----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                   (2,779,497)                   -
=====================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                    175,002,209           47,365,241
Reinvestment of distributions                                          2,267,482                    -
Cost of shares reacquired                                            (32,151,979)         (15,750,280)
-----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                                   145,117,712           31,614,961
=====================================================================================================
NET INCREASE IN NET ASSETS                                           173,719,333           51,866,730
=====================================================================================================
NET ASSETS:
Beginning of year                                                    104,275,763           52,409,033
-----------------------------------------------------------------------------------------------------
END OF YEAR                                                   $      277,995,096   $      104,275,763
=====================================================================================================
ACCUMULATED NET INVESTMENT LOSS                               $             (329)  $             (285)
=====================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                       YEAR ENDED 7/31                6/18/2001(d)
                                                         -----------------------------------------         TO
                                                            2004             2003          2002         7/31/2001
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                     $    11.71       $     9.18    $    10.45    $      10.00
                                                         ==========       ==========    ==========    ============
  Unrealized appreciation on investments                                                                       .06
                                                                                                      ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                                 $      10.06
                                                                                                      ============

Investment operations
  Net investment loss(a)                                       (.16)            (.12)         (.12)           (.07)
  Net realized and unrealized gain (loss)                      3.07             2.65         (1.15)            .46
                                                         ----------       ----------    ----------    ------------
    Total from investment operations                           2.91             2.53         (1.27)            .39
                                                         ----------       ----------    ----------    ------------

Distributions to shareholders from:
  Net realized gain                                            (.25)               -             -(g)            -
                                                         ----------       ----------    ----------    ------------
NET ASSET VALUE, END OF PERIOD                           $    14.37       $    11.71    $     9.18    $      10.45
                                                         ==========       ==========    ==========    ============

Total Return(b)(e)                                                                                             .60%(c)

Total Return(b)                                               24.96%           27.56%       (12.11)%          3.88%(c)(f)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense
    reductions                                                 1.55%            1.71%         1.66%            .69%(c)
  Expenses, excluding waiver and expense
    reductions                                                 1.55%            1.89%         2.41%            .81%(c)
  Net investment loss                                         (1.12)%          (1.30)%       (1.09)%          (.67)%(c)

                                                                       YEAR ENDED 7/31                6/18/2001(d)
                                                         -----------------------------------------         TO
SUPPLEMENTAL DATA:                                          2004             2003          2002         7/31/2001
==================================================================================================================
  Net assets, end of period (000)                        $  162,651       $   59,717    $   29,962    $      2,214
  Portfolio turnover rate                                     84.91%           68.48%        47.69%           5.86%
==================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                       YEAR ENDED 7/31                6/18/2001(d)
                                                         -----------------------------------------         TO
                                                            2004             2003          2002         7/31/2001
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                     $    11.56       $     9.12    $    10.45    $      10.00
                                                         ==========       ==========    ==========    ============
  Unrealized appreciation on investments                                                                       .06
                                                                                                      ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                                 $      10.06
                                                                                                      ============

Investment operations
  Net investment loss(a)                                       (.24)            (.18)         (.18)           (.07)
  Net realized and unrealized gain (loss)                      3.02             2.62         (1.15)            .46
                                                         ----------       ----------    ----------    ------------
    Total from investment operations                           2.78             2.44         (1.33)            .39
                                                         ----------       ----------    ----------    ------------

Distributions to shareholders from:
  Net realized gain                                            (.19)               -             -(g)            -
                                                         ----------       ----------    ----------    ------------
NET ASSET VALUE, END OF PERIOD                           $    14.15       $    11.56    $     9.12    $      10.45
                                                         ==========       ==========    ==========    ============

Total Return(b)(e)                                                                                             .60%(c)

Total Return(b)                                               24.19%           26.75%       (12.68)%          3.88%(c)(f)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense
    reductions                                                 2.18%            2.33%         2.27%            .75%(c)
  Expenses, excluding waiver and expense
    reductions                                                 2.18%            2.51%         3.02%            .87%(c)
  Net investment loss                                         (1.75)%          (1.92)%       (1.70)%          (.76)%(c)

                                                                       YEAR ENDED 7/31                6/18/2001(d)
                                                         -----------------------------------------         TO
SUPPLEMENTAL DATA:                                          2004             2003          2002         7/31/2001
==================================================================================================================
  Net assets, end of period (000)                        $   45,384       $   21,518    $   12,013    $        283
  Portfolio turnover rate                                     84.91%           68.48%        47.69%           5.86%
==================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                       YEAR ENDED 7/31                6/18/2001(d)
                                                         -----------------------------------------         TO
                                                            2004             2003          2002         7/31/2001
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                     $    11.56       $     9.12    $    10.45    $      10.00
                                                         ==========       ==========    ==========    ============
  Unrealized appreciation on investments                                                                       .06
                                                                                                      ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                                 $      10.06
                                                                                                      ============

Investment operations
  Net investment loss(a)                                       (.24)            (.18)         (.18)           (.07)
  Net realized and unrealized gain (loss)                      3.02             2.62         (1.15)            .46
                                                         ----------       ----------    ----------    ------------
    Total from investment operations                           2.78             2.44         (1.33)            .39
                                                         ----------       ----------    ----------    ------------

Distributions to shareholders from:
  Net realized gain                                            (.20)               -             -(g)            -
                                                         ----------       ----------    ----------    ------------
NET ASSET VALUE, END OF PERIOD                           $    14.14       $    11.56    $     9.12    $      10.45
                                                         ==========       ==========    ==========    ============

Total Return(b)(e)                                                                                             .60%(c)

Total Return(b)                                               24.18%           26.75%       (12.68)%          3.88%(c)(f)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense
    reductions                                                 2.18%            2.33%         2.27%            .75%(c)
  Expenses, excluding waiver and expense
    reductions                                                 2.18%            2.51%         3.02%            .87%(c)
  Net investment loss                                         (1.75)%          (1.92)%       (1.70)%          (.76)%(c)

                                                                       YEAR ENDED 7/31                6/18/2001(d)
                                                         -----------------------------------------         TO
SUPPLEMENTAL DATA:                                          2004             2003          2002         7/31/2001
==================================================================================================================
  Net assets, end of period (000)                        $   64,447       $   23,039    $   10,432    $        468
  Portfolio turnover rate                                     84.91%           68.48%        47.69%           5.86%
==================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                       YEAR ENDED 7/31                6/18/2001(d)
                                                         -----------------------------------------         TO
                                                            2004             2003          2002         7/31/2001
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                     $    11.73       $     9.19    $    10.45    $      10.00
                                                         ==========       ==========    ==========    ============
  Unrealized appreciation on investments                                                                       .06
                                                                                                      ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                                 $      10.06
                                                                                                      ============

Investment operations
  Net investment loss(a)                                       (.37)            (.10)         (.12)           (.07)
  Net realized and unrealized gain (loss)                      3.28             2.64         (1.14)            .46
                                                         ----------       ----------    ----------    ------------
    Total from investment operations                           2.91             2.54         (1.26)            .39
                                                         ----------       ----------    ----------    ------------
Distributions to shareholders from:
  Net realized gain                                            (.22)               -          -(g)               -
                                                         ----------       ----------    ----------    ------------
NET ASSET VALUE, END OF PERIOD                           $    14.42       $    11.73    $     9.19    $      10.45
                                                         ==========       ==========    ==========    ============

Total Return(b)(e)                                                                                             .60%(c)

Total Return(b)                                               24.97%           27.64%       (12.01)%          3.88%(c)(f)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense
    reductions                                                 1.63%+           1.78%+        1.72%            .70%(c)
  Expenses, excluding waiver and expense
    reductions                                                 1.63%+           1.96%+        2.47%            .82%(c)
  Net investment loss                                         (1.20)%+         (1.37)%+      (1.15)%          (.68)%(c)

                                                                        YEAR ENDED 7/31               6/18/2001(d)
                                                         -----------------------------------------         TO
SUPPLEMENTAL DATA:                                          2004             2003          2002         7/31/2001
==================================================================================================================
  Net assets, end of period (000)                        $      218       $        1    $        1    $          1
  Portfolio turnover rate                                     84.91%           68.48%        47.69%           5.86%
==================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                                                       YEAR ENDED 7/31                6/18/2001(d)
                                                         -----------------------------------------         TO
                                                            2004             2003          2002         7/31/2001
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                     $    11.75       $     9.20    $    10.45    $      10.00
                                                         ==========       ==========    ==========    ============
  Unrealized appreciation on investments                                                                       .06
                                                                                                      ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                                 $      10.06
                                                                                                      ============

Investment operations
  Net investment loss(a)                                       (.10)            (.11)         (.10)           (.07)
  Net realized and unrealized gain (loss)                      3.07             2.66         (1.15)            .46
                                                         ----------       ----------    ----------    ------------
    Total from investment operations                           2.97             2.55         (1.25)            .39
                                                         ----------       ----------    ----------    ------------

Distributions to shareholders from:
  Net realized gain                                            (.27)               -             -(g)            -
                                                         ----------       ----------    ----------    ------------
NET ASSET VALUE, END OF PERIOD                           $    14.45       $    11.75    $     9.20    $      10.45
                                                         ==========       ==========    ==========    ============

Total Return(b)(e)                                                                                             .60%(c)

Total Return(b)                                               25.45%           27.72%       (11.92)%          3.88%(c)(f)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense
    reductions                                                 1.18%+           1.33%+        1.27%            .66%(c)
  Expenses, excluding waiver and expense
    reductions                                                 1.18%+           1.51%+        2.02%            .78%(c)
  Net investment loss                                          (.75)%+          (.92)%+       (.70)%          (.63)%(c)

                                                                       YEAR ENDED 7/31                6/18/2001(d)
                                                         -----------------------------------------         TO
SUPPLEMENTAL DATA:                                          2004             2003          2002         7/31/2001
==================================================================================================================
  Net assets, end of period (000)                        $    5,295       $        1    $        1    $          1
  Portfolio turnover rate                                     84.91%           68.48%        47.69%           5.86%
==================================================================================================================

 +   The ratios have been determined on a Fund basis.
(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.
(d) Commencement of investment operations; SEC effective date on June 26, 2001; Fund shares became available to the public on July 2, 2001.
(e)  Total return is for the period 6/18/01 through 6/26/01.
(f)  Total return is for the period 6/26/01 through 7/31/01.
(g)  Amount represents less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

Lord Abbett Blend Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management company, organized as a Delaware Business Trust on May 1, 2001. The Trust has one series, Lord Abbett Small-Cap Blend Fund (the "Fund"). The Securities and Exchange Commission declared the registration of the Fund and its shares effective on June 26, 2001 and each class of shares became available to the public on July 2, 2001. The Fund is diversified under the Act.

The Fund's investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked price. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. Government sponsored enterprise securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at an annual rate of ..75%.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

12b-1 DISTRIBUTION PLANS

The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE           CLASS A          CLASS B          CLASS C         CLASS P
-----------------------------------------------------------------------
Service        .25%             .25%             .25%            .20%
Distribution   .10%(1)          .75%             .75%            .25%

(1) In addition, the Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period. The Fund collected $3,226 of CDSCs during the year ended.

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Fund, after concessions were paid to authorized dealers, for the year ended July 31, 2004:

DISTRIBUTOR       DEALERS'
COMMISSIONS       CONCESSIONS
-----------------------------
$ 339,828         $ 1,894,541

One Trustee and certain of the Trust's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of distributions paid during the years ended July 31, 2004 and 2003 are as follows:

                                               7/31/2004       7/31/2003
------------------------------------------------------------------------
Distributions paid from:
Ordinary income                              $  1,319,556     $        -
Net long-term capital gains                     1,459,941              -
------------------------------------------------------------------------
   Total distributions paid                  $  2,779,497     $        -
========================================================================

As of July 31, 2004, the Fund's components of accumulated earnings (losses) on a tax basis are as follows:

Undistributed ordinary income - net               $ 17,482,874
Undistributed long-term capital gains               13,141,858
--------------------------------------------------------------
   Total undistributed earnings                     30,624,732
Temporary differences                                     (329)
Unrealized gains - net                               9,330,351
--------------------------------------------------------------
   Total accumulated gains - net                  $ 39,954,754
==============================================================

As of July 31, 2004, the Fund's aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                                          $  261,325,198
----------------------------------------------------------------
Gross unrealized gain                                 20,436,387
Gross unrealized loss                                (11,106,036)
----------------------------------------------------------------
   Net unrealized security gain                   $    9,330,351
================================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

Permanent items identified during the year ended July 31, 2004, have been reclassified among the components of net assets based on their tax basis treatment as follows:

     ACCUMULATED        ACCUMULATED
  NET INVESTMENT       NET REALIZED
          INCOME              GAINS
-----------------------------------
    $  2,707,494       $ (2,707,494)

The permanent difference is primarily due to tax net investment losses.

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) for the year ended July 31, 2004 are as follows:

PURCHASES         SALES
-------------------------------
$ 288,929,398     $ 159,462,825

There were no purchases or sales of U.S. Government securities for the year ended July 31, 2004.

6.  TRUSTEES' REMUNERATION

The Trust's officers and the one Trustee who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.  LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .09%. At July 31, 2004, there are no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the year.

9.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodian, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10. TRANSACTIONS WITH AFFILIATED ISSUER

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting shares of the underlying issuer at any time during the fiscal year. The Fund had the following transactions with an affiliated issuer during the year ended July 31, 2004:

                                                                                            REALIZED       DIVIDEND
                       BALANCE OF                            BALANCE OF         VALUE           GAIN         INCOME
                      SHARES HELD        GROSS     GROSS    SHARES HELD            AT       8/1/2003       8/1/2003
AFFILIATED ISSUER    AT 7/31/2003    ADDITIONS     SALES   AT 7/31/2004     7/31/2004   TO 7/31/2004   TO 7/31/2004
-------------------------------------------------------------------------------------------------------------------
SM&A                      166,253    1,056,562    (8,300)     1,214,515   $ 9,728,265       $ 34,112          $   -

11. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with growth and value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of a company's potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small company stocks, which tend to be more volatile and can be less liquid than large company stocks. Small companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large companies. These factors can affect Fund performance.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

12. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

                                                                YEAR ENDED                              YEAR ENDED
                                                             JULY 31, 2004                           JULY 31, 2003
------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                SHARES              AMOUNT              SHARES              AMOUNT
------------------------------------------------------------------------------------------------------------------
Shares sold                                  7,516,857      $  104,897,437           2,908,482      $   28,100,893
Reinvestment of distributions                  112,438           1,503,302                   -                   -
Shares reacquired                           (1,409,642)        (19,954,176)         (1,072,690)        (10,036,648)
------------------------------------------------------------------------------------------------------------------
Increase                                     6,219,653      $   86,446,563           1,835,792      $   18,064,245
------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
------------------------------------------------------------------------------------------------------------------
Shares sold                                  1,681,290      $   22,980,342             817,977      $    7,840,219
Reinvestment of distributions                   27,311             361,047                   -                   -
Shares reacquired                             (362,759)         (5,008,078)           (274,061)         (2,510,069)
------------------------------------------------------------------------------------------------------------------
Increase                                     1,345,842      $   18,333,311             543,916      $    5,330,150
------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
------------------------------------------------------------------------------------------------------------------
Shares sold                                  3,059,464      $   42,147,359           1,192,843      $   11,424,129
Reinvestment of distributions                   24,983             330,033                   -                   -
Shares reacquired                             (520,096)         (7,188,371)           (343,914)         (3,203,563)
------------------------------------------------------------------------------------------------------------------
Increase                                     2,564,351      $   35,289,021             848,929      $    8,220,566
------------------------------------------------------------------------------------------------------------------

CLASS P SHARES
------------------------------------------------------------------------------------------------------------------
Shares sold                                     15,107      $      218,867                   -      $            -
Reinvestment of distributions                        2                  24                   -                   -
Shares reacquired                                  (97)             (1,353)                  -                   -
------------------------------------------------------------------------------------------------------------------
Increase                                        15,012      $      217,538                   -      $            -
------------------------------------------------------------------------------------------------------------------

CLASS Y SHARES
------------------------------------------------------------------------------------------------------------------
Shares sold                                    360,838      $    4,758,204                   -      $            -
Reinvestment of distributions                    5,449              73,076                   -                   -
Shares reacquired                                    -(a)               (1)                  -                   -
------------------------------------------------------------------------------------------------------------------
Increase                                       366,287      $    4,831,279                   -      $            -
------------------------------------------------------------------------------------------------------------------

(a) Amount represents less than 1 share.

13. SUBSEQUENT EVENT

Effective October 1, 2004, Distributor will pay the one-time distribution fee of up to 1% on certain qualifying purchases of Class A shares of the Fund. Such payments are currently made by the Fund. The Fund will continue to amortize the prepaid distribution fee balance outstanding at September 30, 2004, which is generally amortized over a two-year period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS,
LORD ABBETT BLEND TRUST - LORD ABBETT SMALL-CAP BLEND FUND:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Lord Abbett Blend Trust - Lord Abbett Small-Cap Blend Fund (the "Fund"), as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Blend Trust - Lord Abbett Small-Cap Blend Fund as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

New York, New York
September 24, 2004

BASIC INFORMATION ABOUT MANAGEMENT

The Board of Trustees (the "Board") is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of the Trust and who execute policies authorized by the Board. The Board also approves an investment adviser to the Trust and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Trust's investment adviser.

INTERESTED TRUSTEE

The following Trustee is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 49 portfolios or series.

                              CURRENT POSITION
    NAME, ADDRESS AND         LENGTH OF SERVICE         PRINCIPAL OCCUPATION                OTHER
      DATE OF BIRTH              WITH TRUST            DURING PAST FIVE YEARS           DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------
ROBERT S. DOW                Trustee and              Managing Partner and Chief       N/A
Lord, Abbett & Co. LLC       Chairman since 2001      Investment Officer of Lord
90 Hudson Street                                      Abbett since 1996.
Jersey City, NJ
Date of Birth: 3/8/1945

                                   ----------

INDEPENDENT TRUSTEES

The following independent or outside Trustees are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 49 portfolios or series.

                              CURRENT POSITION
    NAME, ADDRESS AND         LENGTH OF SERVICE         PRINCIPAL OCCUPATION                OTHER
      DATE OF BIRTH              WITH TRUST            DURING PAST FIVE YEARS           DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------
E. THAYER BIGELOW            Trustee since 2001       Managing General Partner,        Currently
Bigelow Media, LLC                                    Bigelow Media, LLC (since        serves as
41 Madison Ave.,                                      2000); Senior Adviser,           director of
Suite 3810                                            Time Warner Inc. (1998 -         Adelphia
New York, NY                                          2000); Acting Chief              Communications,
Date of Birth: 10/22/1941                             Executive Officer of             Inc., Crane
                                                      Courtroom Television             Co., and Huttig
                                                      Network (1997 - 1998);           Building
                                                      President and Chief              Products Inc.
                                                      Executive Officer of Time
                                                      Warner Cable Programming,
                                                      Inc. (1991 - 1997).

WILLIAM H.T. BUSH            Trustee since 2001       Co-founder and Chairman          Currently
Bush-O'Donnell & Co., Inc.                            of the Board of the              serves as
101 South Hanley Road                                 financial advisory firm          director of
Suite 1250                                            of Bush-O'Donnell &              Wellpoint
St. Louis, MO                                         Company (since 1986).            Health Networks
Date of Birth: 7/14/1938                                                               Inc., DT
                                                                                       Industries
                                                                                       Inc., and
                                                                                       Engineered
                                                                                       Support
                                                                                       Systems, Inc.

                              CURRENT POSITION
    NAME, ADDRESS AND         LENGTH OF SERVICE         PRINCIPAL OCCUPATION                OTHER
      DATE OF BIRTH              WITH TRUST            DURING PAST FIVE YEARS           DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------
ROBERT B. CALHOUN, JR.       Trustee since 2001       Managing Director of             Currently
Monitor Clipper Partners                              Monitor Clipper Partners         serves as
650 Madison Ave., 9th Fl.                             (since 1997) and                 director of
New York, NY                                          President of Clipper             Avondale, Inc.
Date of Birth: 10/25/1942                             Asset Management Corp.           and Interstate
                                                      (since 1991), both               Bakeries Corp.
                                                      private equity investment
                                                      funds.

JULIE A. HILL                Trustee since 2004       Owner and CEO of the             Currently
20 Via Diamante                                       Hillsdale Companies, a           serves as
Newport Coast, CA                                     business consulting firm         director of
Date of Birth: 7/16/1946                              (1997 - present);                Wellpoint
                                                      Founder, President and           Health Networks
                                                      Owner of the Hiram-Hill          Inc.; Resources
                                                      and Hillsdale Development        Connection
                                                      Companies from 1998 to           Inc.; Holcim
                                                      2001.                            (US) Inc.
                                                                                       (parent company
                                                                                       Holcim Ltd).

FRANKLIN W. HOBBS            Trustee since 2001       Senior Advisor (since            Currently
Houlihan Lokey                                        April 2003) and Former           serves as
Howard & Zukin                                        Chief Executive Officer          director of
685 Third Ave.                                        of Houlihan Lokey Howard         Adolph Coors
New York, NY                                          & Zukin, an investment           Company.
Date of Birth: 7/30/1947                              bank (January 2002 -
                                                      April 2003); Chairman of
                                                      Warburg Dillon Read (1999
                                                      - 2001); Global Head of
                                                      Corporate Finance of SBC
                                                      Warburg Dillon Read (1997
                                                      - 1999); Chief Executive
                                                      Officer of Dillon, Read &
                                                      Co. (1994 - 1997).

C. ALAN MACDONALD            Trustee since 2001       Retired - General                Currently
415 Round Hill Road                                   Business and Governance          serves as
Greenwich, CT                                         Consulting (since 1992);         director of
Date of Birth: 5/19/1933                              formerly President and           Lincoln Snacks,
                                                      CEO of Nestle Foods.             and H.J. Baker.

THOMAS J. NEFF               Trustee since 2001       Chairman of Spencer              Currently
Spencer Stuart                                        Stuart, an executive             serves as
277 Park Avenue                                       search consulting firm           director of
New York, NY                                          (since 1996); President          Ace, Ltd. and
Date of Birth: 10/2/1937                              of Spencer Stuart (1979 -        Exult, Inc.
                                                      1996).

OFFICERS

None of the officers listed below have received compensation from the Trust. All the officers of the Trust may also be officers of the other Lord
Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

     NAME AND                 CURRENT POSITION       LENGTH OF SERVICE            PRINCIPAL OCCUPATION
  (DATE OF BIRTH)                WITH TRUST         OF CURRENT POSITION          DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------
ROBERT S. DOW             Chief Executive             Elected in 2001           Managing Partner and
(3/8/1945)                Officer and President                                 Chief Investment Officer
                                                                                of Lord Abbett since
                                                                                1996.

MICHAEL T. SMITH          Executive Vice              Elected in 2001           Partner and Investment
(5/28/1963)               President                                             Manager, joined Lord
                                                                                Abbett in 1987.

ROBERT G. MORRIS          Vice President              Elected in 2001           Partner and Director of
(11/6/1944)                                                                     Equity Investments,
                                                                                joined Lord Abbett in
                                                                                1991.

TRACIE E. AHERN           Vice President              Elected in 2001           Partner and Director of
(1/12/1968)                                                                     Portfolio Accounting and
                                                                                Operations, joined Lord
                                                                                Abbett in 1999, prior
                                                                                thereto Vice President -
                                                                                Head of Fund
                                                                                Administration of Morgan
                                                                                Grenfell.

JOAN A. BINSTOCK          Chief Financial             Elected in 2001           Partner and Chief
(3/4/1954)                Officer and Vice                                      Operations Officer,
                          President                                             joined Lord Abbett in
                                                                                1999, prior thereto Chief
                                                                                Operating Officer of
                                                                                Morgan Grenfell.

DANIEL E. CARPER          Vice President              Elected in 2001           Partner, joined Lord
(1/22/1952)                                                                     Abbett in 1979.

PAUL A. HILSTAD           Vice President and          Elected in 2001           Partner and General
(12/13/1942)              Secretary                                             Counsel, joined Lord
                                                                                Abbett in 1995.

LAWRENCE H. KAPLAN        Vice President and          Elected in 2001           Partner and Deputy
(1/16/1957)               Assistant Secretary                                   General Counsel, joined
                                                                                Lord Abbett in 1997.

A. EDWARD OBERHAUS, III   Vice President              Elected in 2001           Partner and Manager of
(12/21/1959)                                                                    Equity Trading, joined
                                                                                Lord Abbett in 1983.

VINCENT SCIALLI           Vice President              Elected in 2002           Senior Equity Analyst -
(11/5/1969)                                                                     Small Cap Blend Team,
                                                                                joined Lord Abbett in
                                                                                2001, formerly Senior
                                                                                Research Analyst at Bear,
                                                                                Stearns & Co. from 2000
                                                                                to 2001, prior thereto
                                                                                Senior Equity Analyst at
                                                                                Prudential Securities.

BASIC INFORMATION ABOUT MANAGEMENT (CONCLUDED)

     NAME AND                 CURRENT POSITION       LENGTH OF SERVICE            PRINCIPAL OCCUPATION
  (DATE OF BIRTH)                WITH TRUST         OF CURRENT POSITION          DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------
CHRISTINA T. SIMMONS      Vice President and          Elected in 2001           Assistant General
(11/12/1957)              Assistant Secretary                                   Counsel, joined Lord
                                                                                Abbett in 1999, formerly
                                                                                Assistant General Counsel
                                                                                of Prudential Investments
                                                                                from 1998 to 1999, prior
                                                                                thereto Counsel of
                                                                                Drinker, Biddle & Reath
                                                                                LLP, a law firm.

JAMES W. BERNAICHE        Chief Compliance             Elected 2004             Chief Compliance Officer,
(7/28/1956)               Officer                                               joined Lord Abbett in
                                                                                2001, prior thereto Vice
                                                                                President and Chief
                                                                                Compliance Officer of
                                                                                Credit Suisse Asset
                                                                                Management, LLC.

BERNARD J. GRZELAK        Treasurer                   Elected in 2003           Director of Fund
(6/12/1971)                                                                     Administration, joined
                                                                                Lord Abbett in 2003,
                                                                                formerly Vice President,
                                                                                Lazard Asset Management
                                                                                LLC from 2000 to 2003,
                                                                                prior thereto Manager of
                                                                                Deloitte & Touche LLP.

Please call 888-522-2388 for a copy of the Statement of Additional Information
(SAI), which contains further information about the Trust's Trustees. It is available free upon request.

HOUSEHOLDING

The Trust has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information as to how Lord Abbett voted the Fund's proxies during the 12-month period ended June 30, 2004, are available without charge, upon request, (i) by calling 888-522-2388;
(ii) on Lord Abbett's web site at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund will be required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Once filed, the Fund's Form N-Q will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

TAX INFORMATION

12.55% of the ordinary income distribution paid by the Fund during fiscal 2004 is qualifying dividend income for individual shareholders and also eligible for the dividends received deduction for corporate shareholders.

Additionally, $1,459,941 paid to shareholders during the fiscal year ended July 31, 2004 represent long-term capital gains.

[LORD ABBETT(R) LOGO]




      This report when not used for the general
   information of shareholders of the Fund, is to
   be distributed only if preceded or accompanied
            by a current Fund Prospectus.               Lord Abbett Blend Trust
                                                               Lord Abbett Small-Cap Blend Fund
 Lord Abbett Mutual Fund shares are distributed by:
             LORD ABBETT DISTRIBUTOR LLC                                                                LASCB-2-704
90 Hudson Street - Jersey City, New Jersey 07302-3973                                                        (9/04)

ITEM 2:   CODE OF ETHICS.

     (a) In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant ("Code of Ethics"). The Code of Ethics was in effect during the fiscal year ended July 31, 2004 (the "Period").

     (b) Not applicable.

     (c) The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

     (d) The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

     (e) Not applicable.

     (f) See Item 11(a) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 800-821-5129.

ITEM 3:   AUDIT COMMITTEE FINANCIAL EXPERT.

         The Registrant's Board of Trustees has determined that each of the following independent Trustess who are members of the audit committee are audit committee financial experts: E. Thayer Bigelow, Robert B. Calhoun and Franklin W. Hobbs. Each of these persons is independent within the meaning of the Form N-CSR.

ITEM 4:   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended July 31, 2004 and 2003 by the Registrant's principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, "Deloitte") were as follows:

                                               FISCAL YEAR ENDED:
                                               2004          2003
Audit Fees {a}                               $  34,000     $  30,000
Audit-Related Fees {b}                              31            20
                                             ---------     ---------
Total audit and audit-related fees              34,031        30,020
                                             ---------     ---------

Tax Fees {c}                                     6,595         6,567
All Other Fees {d}                                  36             -
                                             ---------     ---------

  Total Fees                                 $  40,662     $  36,587
                                             ---------     ---------

----------
     {a} Consists of fees for audits of the Registrant's annual financial statements.

     {b} Consists of the Registrant's proportionate share of fees for performing certain agreed-upon procedures regarding compliance with the provisions of Rule 17a-7 of the Investment Company Act of 1940 and related Board approved procedures.

     {c} Fees for the fiscal year ended July 31, 2004 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

     Fees for the fiscal year ended July 31, 2003 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies.

     {d} Consists of the Registrant's proportionate share of fees for testing of Anti-Money Laundering Compliance.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant's Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

               - any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
               - any audit-related, tax, and other services to be provided to the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor's independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant's Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as "All Other Fees".

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant's investment adviser, Lord, Abbett & Co. LLC ("Lord Abbett"), for the fiscal years ended July 31, 2004 and 2003 were:

                                               FISCAL YEAR ENDED:
                                               2004          2003
All Other Fees {a}                           $  81,900     $  77,000

----------
     {a} Fees for the fiscal year ended July 31, 2004 consist of fees of $81,900 for Independent Services Auditors' Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett's operations and general computer controls over equity securities processing for institutional and mutual fund accounts ("SAS 70 Report").

     Fees for the fiscal year ended July 31, 2003 consist of fees of $2,000 for testing of Business Continuity Planning and $75,000 for the SAS 70 Report.

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett (i.e., Lord Abbett Distributor LLC, the Registrant's principal underwriter) for the fiscal years ended July 31, 2004 and 2003 were:

                                               FISCAL YEAR ENDED:
                                               2004          2003
All Other Fees {b}                           $  11,378           -0-

----------
     {b} Fees for the fiscal year ended July 31, 2004 represent fees for testing of Anti-Money Laundering Compliance.

(h) The Registrant's Audit Committee has considered the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte's independence.

ITEM 5:   AUDIT COMMITTEE OF LISTED REGISTRANTS.
           Not applicable.

ITEM 6:   SCHEDULE OF INVESTMENTS.
           Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
           Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
           Not applicable.

ITEM 9:   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
          Not Applicable.

ITEM 10:  CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of September 24, 2004, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

     (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11:  EXHIBITS.

     (a)(1) Amendments to Code of Ethics - Not applicable.

     (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

     (a)(3) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                      LORD ABBETT BLEND TRUST

                                      /s/Robert S. Dow
                                      ----------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/Joan A. Binstock
                                      -------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: September 24, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                      LORD ABBETT BLEND TRUST

                                      /s/Robert S. Dow
                                      ----------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/Joan A. Binstock
                                      -------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: September 24, 2004